Inventory	12 Months Ended
Dec. 31, 2022
Inventory
Inventory	NOTE K. INVENTORY

($ in millions)
At December 31:	2022	2021
Finished goods	$158	$208
Work in process and raw materials	1,394	1,442
Total	$1,552	$1,649